UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenues		$ 866	$ 908	$ 1,795	$ 1,810
Direct operating costs		(303)	(329)	(658)	(668)
General and administrative expenses		(20)	(17)	(39)	(35)
Profit (loss) from operating activities		543	562	1,098	1,107
Interest expense		(267)	(259)	(540)	(498)
Share of income from investments in associates		10	0	10	0
Remeasurement of financial liability associated with our exchangeable shares		(550)	498	(243)	535
Mark-to-market and foreign currency revaluation		71	(15)	70	(36)
Other (expense) income		(14)	(44)	255	(70)
(Loss) income before income tax		(207)	742	650	1,038
Income tax (expense) recovery
Current		(94)	(94)	(211)	(195)
Deferred		(8)	(5)	14	(3)
Net (loss) income		(309)	643	453	840
Attributable to:
Brookfield Infrastructure Partners L.P.	[1]	(477)	491	(88)	519
Non-controlling interest		$ 168	$ 152	$ 541	$ 321

[1]	Net income following the Arrangement is attributable to the partnership as a result of the partnership holding all of the class B shares issued by our company. Net income prior to the Arrangement is attributable to the partnership as a result of the partnership holding all of the class C shares issued by BIHC. Please refer to Note 1(b), Organization and Description of our Company, for further details.